Forward purchase agreements (Details Narrative) - USD ($)		3 Months Ended	12 Months Ended
	Nov. 09, 2022	Mar. 31, 2023	Dec. 31, 2022	Nov. 17, 2022	Jul. 31, 2022	Dec. 31, 2021	Jul. 31, 2021
Forward contract, fair value per share		$ 2.50
Prepaid forward purchase liability	$ 7,409,550	$ 20,853,545	$ 20,321,053	$ 7,409,550
Change of fair value of prepaid forward purchase liability		$ 532,492	$ 12,911,503
Forward Contracts [Member]
Forward contract, fair value per share	$ 2.50
Prepaid Forward Agreement One [Member] | Maximum [Member]
Number of shares purchased	1,400,000
Prepaid Forward Agreement One [Member] | Maximum [Member] | Institutional Investors [Member]
Ownership percentage	9.90%
Prepaid Forward Agreement Two [Member] | Maximum [Member]
Number of shares purchased	1,125,000
Prepaid Forward Agreement Two [Member] | Maximum [Member] | Institutional Investors [Member]
Ownership percentage	9.90%